Document and Entity Information	6 Months Ended
Feb. 29, 2012
Document And Entity Information
Entity Registrant Name	Gulf United Energy, Inc.
Entity Central Index Key	0001312165
Document Type	S-1
Document Period End Date	Feb 29, 2012
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (Unaudited) (USD $)	Feb. 29, 2012	Aug. 31, 2011	Aug. 31, 2010
Statement of Financial Position [Abstract]
Cash	$ 486,742	$ 7,251,657	$ 19,679
Payroll taxes receivable			39,153
Prepaid expenses	106,404	4,443	20,000
Deferred costs	49,256
Total Current Assets	642,402	7,256,100	78,832
Computer Equipment	25,391	12,255	3,300
Software License	62,563	62,563	62,563
Less: Accumulated Depreciation	(48,710)	(35,696)	(13,727)
Net Fixed Assets	39,244	39,122	52,136
Investment in oil and gas properties (Note 3 and 8)	25,245,717	20,160,581	7,574,581
Total Other Assets	25,245,717	20,160,581	7,574,581
Total Assets	25,927,363	27,455,803	7,705,549
Accounts payable and accrued liabilities	337,821	282,286	387,692
Accounts payable to operators of working interests	2,370,000	974,769	1,150,000
Loans payable related parties (Note 6)	26,574	26,574	26,574
Shareholder loans payable and accrued interest (Net of note discount of $110,277 at August 31, 2011 and $856,433 at August 31, 2010) (Note 7)		1,389,634	3,223,516
Total Current Liabilities	2,734,395	2,673,263	4,787,782
Total Liabilities	2,734,395	2,673,263	4,787,782
Preferred stock, 50,000,000 shares authorized, none issued or outstanding
Common Stock Authorized: 700,000,000 shares with a par value of $0.001 Issued and Outstanding: 460,267,726 as of February 29, 2012 and 454,667,726 as of August 31, 2011 and 293,700,000 as of August 31, 2010	460,268	454,668	293,700
Additional paid-in capital	43,503,151	42,445,865	6,992,910
Common stock subscribed		824,600	0
Accumulated other comprehensive income	(597)	(29)
Deficit Accumulated During The Development Stage	(20,769,854)	(18,942,564)	(4,368,843)
Total Stockholders' Equity	23,192,968	24,782,540	2,917,767
Total Liabilities and Stockholders' Equity	$ 25,927,363	$ 27,455,803	$ 7,705,549

Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Feb. 29, 2012	Aug. 31, 2011	Aug. 31, 2010
Statement of Financial Position [Abstract]
Note discount of shareholder loans payable		$ 110,227	$ 856,433
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Stock, shares authorized	0.001	0.001	0.001
Common stock, par value	$ 700,000,000	$ 700,000,000	$ 700,000,000
Common stock, shares issued	460,267,726	454,667,726	293,700,000
Common stock, shares outstanding	460,267,726	454,667,726	293,700,000

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		95 Months Ended	101 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 29, 2012	Feb. 28, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	Feb. 29, 2012
Income Statement [Abstract]
Revenues
Cost of Sales
Gross Profit
General and administrative expenses	806,789	1,088,272	1,698,488	1,724,371	4,216,766	805,249	5,536,322	7,234,810
General and administrative expenses - related parties	97,032	8,000,000	134,055	8,000,000	9,087,043		9,087,043	9,221,098
Operating Loss	(903,821)	(9,088,272)	(1,832,543)	(9,724,371)	(13,303,809)	(805,249)	(14,623,365)	(16,455,908)
Other (Income) and Expense
Gain on settlement of debt							(3,333)	(3,333)
Interest expense		790,267		1,297,023	942,003	146,676	1,089,358	1,089,358
Interest expense - related parties					692,826	423,034	1,631,374	1,631,374
Interest Income	(1,127)	(814)	(5,253)	(814)	(14,917)		(14,917)	(20,170)
Loss from continuing operations	(902,694)	(9,877,725)	(1,827,290)	(11,020,580)	(14,923,721)	(1,374,959)	(17,325,847)	(19,153,137)
Gain (Loss) from discontinued operations		120,000		320,000	350,000	(940,240)	(1,616,717)	(1,616,717)
Net Loss	$ (902,694)	$ (9,757,725)	$ (1,827,290)	$ (10,700,580)	$ (14,573,721)	$ (2,315,199)	$ (18,942,564)	$ (20,769,854)
Basic And Diluted Loss per share from continuing operations	$ 0	$ (0.03)	$ 0	$ (0.03)	$ (0.04)	$ (0.01)	$ (0.21)	$ (0.18)
Basic And Diluted Loss per share from discontinued operations	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.01)	$ (0.02)	$ (0.02)
Basic And Diluted Net Loss per share	$ 0	$ (0.03)	$ 0	$ (0.03)	$ (0.04)	$ (0.02)	$ (0.23)	$ (0.2)
Weighted Average Shares Outstanding	460,267,726	363,163,252	459,901,059	333,503,293	394,388,436	115,018,082	83,557,935	106,055,958

Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended		95 Months Ended	101 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	Feb. 29, 2012
Cash Flows From Operating Activities
Net loss for the period	$ (1,827,290)	$ (10,700,580)	$ (14,573,721)	$ (2,315,199)	$ (18,942,564)	$ (20,769,854)
Depreciation expense	13,014	10,427	21,970	11,527	35,697	48,710
Expenses paid by issuance of common stock	19,500	8,511,800	9,848,400	192,600	10,041,000	10,060,500
Accrued interest added to (paid from) shareholder loans	(99,911)	(27,275)	9,647	206,193	731,355	631,444
Stock based compensation	179,786		74,772		74,772	254,558
Loan discount amortization	110,277	995,327	1,369,388	329,358	1,698,746	1,809,023
Non-cash portion of interest expense					3,333	3,333
Gain on settlement of debt					(3,333)	(3,333)
Foreign currency translation loss	(568)		(29)		(29)	(597)
Impairment of investment in joint venture projects				940,240	1,951,210	1,951,210
Change in operating assets and liabilities
Payroll taxes receivable		39,153	39,153	(39,153)
Prepaid expenses	(62,961)	(8,885)				(67,404)
Deferred Expenses	(49,256)		(4,443)		(4,443)	(49,256)
Accounts payable and accrued liabilities	55,535	(1,146,556)	(280,638)	286,741	107,054	162,590
Net Cash Used By Operating Activities	(1,661,874)	(2,326,589)	(3,495,501)	(387,693)	(4,307,202)	(5,969,076)
Cash Flows From Investing Activities
Capital Expenditures	(13,136)		(8,955)	(62,563)	(74,818)	(87,954)
Investment in oil and gas projects	(3,689,905)	(9,442,235)	(12,496,000)	(2,868,581)	(15,364,581)	(19,054,486)
Advances to and investment in joint venture projects					(250,000)	(250,000)
Net cash used by investing activities	(3,703,041)	(9,442,235)	(12,504,955)	(2,931,144)	(15,689,399)	(19,392,440)
Cash Flows From Financing Activities
Proceeds from sale of common stock		25,799,619	25,822,119	587,500	26,435,669	26,435,669
Proceeds of bridge financing		3,800,000	3,800,000		3,800,000	3,800,000
Principal payment on bridge financing		(3,800,000)	(3,800,000)		(3,800,000)	(3,800,000)
Increase in loans payable to related parties					226,574	226,574
Principal payments on shareholder loans	(1,400,000)	(1,100,000)	(3,989,685)	(150,000)	(4,139,685)	(5,539,685)
Proceeds from (Principal payments for) shareholder loans		(1,089,685)	1,400,000	2,900,500	4,725,700	4,725,700
Net cash (used)/provided by financing activities	(1,400,000)	23,609,934	23,232,434	3,338,000	27,248,258	25,848,258
(Decrease)/Increase In Cash During The Period	(6,764,915)	11,841,110	7,231,978	19,163	7,251,657	486,742
Cash, Beginning Of Period	7,251,657	19,679	19,679	516
Cash, End Of Period	$ 486,742	$ 11,860,789	$ 7,251,657	$ 19,679	$ 7,251,657	$ 486,742

Consolidated Statements of Changes in Stockholders' Equity (Deficiency) and Comprehensive Loss (Unaudited) (USD $)	Common Stock Par Value	Additional Paid-In Capital	CommonSharesSubscribedMember	Accumulated Other Comprehensive Income	Deficit Accumulated During the Development Stage	Total
Balance, beginning at Sep. 19, 2003
Balance, beginning, shares at Sep. 19, 2003
Capital stock issued for cash	5,083	20,967				26,050
Capital stock issued for cash, shares	5,083,000
Net loss					(15,880)	(15,880)
Balance, ending at Aug. 31, 2004	5,083	20,967			(15,880)	10,170
Balance, ending, shares at Aug. 31, 2004	5,083,000
Net loss					(16,578)	(16,578)
Balance, ending at Aug. 31, 2005	5,083	20,967			(32,458)	(6,408)
Balance, beginning, shares at Aug. 31, 2005	5,083,000
Stock Split Adjustment	20,332	(20,332)
Stock Split Adjustment, shares	20,332,000
Net loss					(31,577)	(31,577)
Balance, ending at Aug. 31, 2006	25,415	635			(64,035)	(37,985)
Balance, ending, shares at Aug. 31, 2006	25,415,000
Capital stock issued for investment	935	686,290				687,225
Capital stock issued for investment, shares	935,000
Net loss					(257,804)	(257,804)
Balance, ending at Aug. 31, 2007	26,350	686,925			(321,839)	391,436
Balance, ending, shares at Aug. 31, 2007	26,350,000
Net loss					(378,039)	(378,039)
Balance, ending at Aug. 31, 2008	26,350	686,925			(699,878)	13,397
Balance, ending, shares at Aug. 31, 2008	26,350,000
Net loss					(1,353,766)	(1,353,766)
Balance, ending at Aug. 31, 2009	26,350	686,925			(2,053,644)	(1,340,369)
Balance, beginning, shares at Aug. 31, 2009	26,350,000
Capital stock issued for cash	59,750	527,750				587,500
Capital stock issued for cash, shares	59,750,000
Capital stock issued for settlement of name issue	50	450				500
Capital stock issued for settlement of name issue, shares	50,000
Capital stock issued to buy subsidiary	300	9,300				9,600
Capital stock issued to buy subsidiary, shares	300,000
Capital stock issued for services:	22,250	200,250				222,500
Capital stock issued for services, shares	22,250,000
Capital stock issued for oil and gas properties	116,000	3,420,000				3,536,000
Capital stock issued for oil and gas properties, shares	116,000,000
Capital stock issued for loan conversion	40,000	360,000				400,000
Capital stock issued for loan conversion, shares	40,000,000
Capital stock issued with short-term debt	29,000	1,156,791				1,185,791
Capital stock issued with short-term debt, shares	29,000,000
Shareholder loan interest forgiven		631,444				631,444
Net loss					(2,315,199)	(2,315,199)
Balance, ending at Aug. 31, 2010	293,700	6,992,910			(4,368,843)	2,917,767
Balance, ending, shares at Aug. 31, 2010	293,700,000					293,700,000
Capital stock issued for cash	97,139	25,724,980				25,822,119
Capital stock issued for cash, shares	97,138,726
Capital stock issued for services:	48,829	8,954,971	617,000			9,620,800
Capital stock issued for services, shares	48,829,000
Capital stock issued for oil and gas properties	1,000	89,000				90,000
Capital stock issued for oil and gas properties, shares	1,000,000
Capital stock issued with short-term debt	14,000	609,232	(164,062)			459,170
Capital stock issued with short-term debt, shares	14,000,000
Capital stock subscribed for services			207,600			207,600
Capital stock subscribed with short-term debt			164,062			164,062
Compensation expense paid by stock option issuance		74,772				74,772
Net loss					(14,573,721)	(14,573,721)
Other comprehensive income - Cumulative currency transalation adjustment				(29)		(29)
Total comprehensive loss						(14,573,750)
Balance, ending at Aug. 31, 2011	454,668	42,445,865	824,600	(29)	(18,942,564)	24,782,540
Balance, ending, shares at Aug. 31, 2011	454,667,726					454,667,726
Capital stock issued for services:	5,600	877,500	(824,600)			58,500
Capital stock issued for services, shares	5,600,000
Compensation expense paid by stock option issuance		179,786				179,786
Net loss					(1,827,290)	(1,827,290)
Other comprehensive income - Cumulative currency transalation adjustment				(568)		(568)
Total comprehensive loss				(597)		(1,827,858)
Balance, ending at Feb. 29, 2012	$ 460,268	$ 43,503,151		$ (597)	$ (20,769,854)	$ 23,192,968
Balance, ending, shares at Feb. 29, 2012	460,267,726					460,267,726

Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Organization And Basis Of Presentation
Organization and Basis of Presentation
Note 1 – Organization and Basis of Presentation

Gulf United Energy, Inc. (“Gulf United” or the “Company”), together with its 100% owned subsidiaries, is an international oil and gas exploration and production (“E&P”) company concentrating on opportunities in South America. The Company currently has limited operations and is a development stage company as defined by the Financial Accounting Standards Board (FASB) Accounting Standards for Development Stage Entities.   The Company was incorporated in the State of Nevada on September 19, 2003.   Gulf United’s asset portfolio includes participation in two hydrocarbon exploration blocks operated by SK Innovation Co. Ltd. (“SK Innovation” – Formerly SK Energy, Ltd.).   SK Innovation is a subsidiary of SK Innovation Group, one of South Korea’s top five industrial conglomerates.  SK Innovation is Korea’s largest petroleum refiner and is currently active in 29 blocks in 16 countries.  The Company also has a participating interest in Block XXIV Peru and the Peru TEA operated by Upland Oil and Gas.

Interim Financial Statements

In the opinion of management, the accompanying consolidated financial statements contain all adjustments (consisting only of normal recurring adjustments) which are necessary to provide a fair presentation of operating results for the interim periods presented. The Company assumes that the users of the interim financial information herein have read or have access to the audited financial statements for the preceding fiscal year and that the adequacy of additional disclosures needed for a fair presentation may be determined in that context.  Certain information and footnote disclosures, normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), have been condensed or omitted in this Form 10-Q pursuant to the rules and regulations of the Securities and Exchange Commission. These consolidated financial statements should be read in connection with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended August 31, 2011, filed on November 29, 2011.  The results of operations presented for the quarter ended February 29, 2012 are not necessarily indicative of the results to be expected for the year.  Interim financial data presented herein are unaudited.

These financial statements have been prepared on a going concern basis. The Company has incurred losses since inception resulting in an accumulated deficit of $20,769,854 and further losses are anticipated in the development of our business raising substantial doubt about the Company’s ability to continue as a going concern. Our ability to continue as a going concern is dependent upon the ability of the Company to generate profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due.  The Company raised substantial equity and debt during the year ended August 31, 2011.  Notwithstanding, we do not have any credit facilities available with financial institutions, stockholders or third party investors, and will continue to rely on best efforts debt and equity financings.  There is no assurance that we can raise additional debt or equity capital from external sources.  The Company has no control over the amount of funds that it may receive in financings and the time frame in which they may be received. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

Note 1 — Description of Business

Gulf United Energy, Inc. (“Gulf United” or the “Company”) is a development stage oil and gas exploration and production company with operations in South America.  The Company currently has limited operations and is a development stage company as defined by the Financial Accounting Standards Board (FASB) Accounting Standards for Development Stage Entities.   Gulf United’s current asset portfolio includes participation in two hydrocarbon exploration blocks operated by SK Innovation Co. Ltd. (“SK Innovation” – Formerly SK Energy, Ltd.).   SK Innovation is a subsidiary of SK Innovation Group, one of South Korea’s top five industrial conglomerates.  SK Innovation is Korea’s largest petroleum refiner and is currently active in 29 blocks in 16 countries.

In Colombia, we acquired, subject to regulatory approval, a 12.5% working interest in the 345,592 acre CPO-4 block in the Llanos Basin. Block CPO-4 is near existing production and immediately adjacent to and on trend with the Guatiquia block operated by Petrominerales Ltd. (TSX:PMG). Block CPO-4 is the near-term focus of the Company and SK Innovation, with drilling commencing in July, 2011.  We spudded one well of two planned wells on Block CPO-4 on July 12, 2011 as described under oil and gas properties above.  As reported in the Form 8-K filed July 14, 2011, the well showed indications of oil and a significant amount of associated gas.  The Form 8-K also reported several technical factors causing the operator significant delays in completing the well to its final depth of 16,300 feet. While the well is taking longer to drill than anticipated, we believe that the presence of hydrocarbons at the 12,200 to 12,500 foot depth may increase the likelihood of hydrocarbons in the lower sands as production from fields in this area of the Llanos Basin have been historically associated with stacked pay sequences.  As a result, we believe that the geologic risk in the well may have been reduced.  However, despite the information derived from the initial wellbore, there is no assurance that we will locate hydrocarbons in sufficient quantities to be commercially viable, or that the drilling program will be successful.

In Peru, we acquired, subject to regulatory approval, a 40% working interest in the 2,803,411 acre Z-46 offshore block in the Trujillo Basin. Recently re-processed 2-D seismic data suggests a submarine fan deposition on the block and multiple leads have been identified. Two wells previously drilled on the block by Repsol reported oil, indicating an active hydrocarbon system. The Company and SK Innovation began the acquisition of additional infill 2-D seismic data in December 2010; additional acquisition and analysis of data is ongoing.

Also in Peru, we acquired, subject to regulatory approval, a 5% participating interest in Block XXIV, an approximately 276,137 gross acre concession, and a 2% participating interest in the Peru Technical Evaluation Area (the “Peru TEA”). The Peru TEA consists of four contiguous blocks totaling approximately 40 million gross acres onshore on the western flank of the Andes Mountains. Block XXIV and Peru TEA are both operated by Upland Oil & Gas, LLC (“Upland”). Two exploratory wells have been drilled on Block XXIV and both wells are considered dry holes. Upland has completed the field work on a 200 kilometer seismic shoot and the information is in for processing.  The plan for the coming year is further geological studies and the potential drilling of one or two wells.  On the Peru TEA, Upland has completed a gravity aeromagnetic program and satellite imaging study covering a large portion of the TEA’s.  The plan for the coming year is for additional geological studies on selected areas to be determined at a future date.

We have begun the process of obtaining the necessary approvals described above.  While we believe that we will be successful in obtaining the necessary approvals, if we do not receive such approvals or are not able to work out a favorable alternative arrangement with the parties to our agreements, then we may not be able to legally protect or enforce our rights to the affected oil and gas interests.  As we do not currently have recordable title to any of our oil and gas interests, our business would be materially adversely affected if we are unable to protect or enforce our rights to maintain our rights to our oil and gas interests. Moreover, while we believe that we would have rights to receive or be refunded all amounts paid under our agreements, there is no assurance that our operating partners would have readily available funds from which to reimburse our advances.

We expect to engage in additional investment opportunities in oil and gas exploration and development as our resources permit.  The scope of our activities in this regard may include, but may not be limited to, the acquisition or assignment of rights to develop exploratory acreage under concessions with government authorities and other private or public exploration and production companies, the purchase of oil and gas producing properties, farm-in and farmout opportunities (i.e., the assumption or assignment of obligations to fund the cost of drilling and development).  We plan to continue our focus on early-stage exploration of hydrocarbons through a variety of transactions aimed at building a resource base.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Summary Of Significant Accounting Policies
Summary of Significant Accounting Policies
Note 2 – Summary of Significant Accounting Policies

Basis of Accounting

The Company maintains its accounts on the accrual method of accounting in accordance GAAP. The accompanying consolidated financial statements of the Company have been prepared in accordance with GAAP and the rules of the Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments necessary for a fair presentation of consolidated financial position and the results of operations have been reflected herein.

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentration of credit risk at this time consist principally of cash.  The Company places its cash with high credit quality financial institutions.  At times, such amounts may exceed FDIC limits; however, these deposits typically may be redeemed upon demand and therefore bear minimal risk.  In monitoring this credit risk, the Company periodically evaluates the stability of the financial institutions.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.  Certain of our more critical accounting policies require the application of significant judgment by management in selecting the appropriate assumptions for calculating financial estimates. By their nature, these judgments are subject to an inherent degree of uncertainty. These judgments are based on our historical experience, terms of existing contracts, and our observance of trends in the industry and information available from other outside sources, as appropriate. Different, reasonable estimates could have been used in the current period.  Additionally, changes in accounting estimates are reasonably likely to occur from period to period. These, and other, factors could have a material impact on the presentation of our financial condition, changes in financial condition or results of operations.

Cash

Cash includes cash in a demand deposit account and a money market account with a Houston bank.  In addition, the Company has established a cash account in Bogota, Colombia as required by local regulations.  This account is maintained in Colombian pesos.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash, accounts payable, accrued liabilities and debt.  It is management’s opinion that the Company is not exposed to significant interest or credit risks arising from these instruments. The fair value of these financial instruments approximates their carrying values.

The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest and discount rates that approximate prevailing market rates.  In determining fair values, there are three levels of inputs used to determine value.  Level 1 inputs are quoted prices in active markets for identical assets and liabilities.  Level 2 inputs are inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.  Level 3 inputs are unobservable inputs which include risk inherent in the asset or liability.

Software License and Fixed Assets

The value of the software license and other fixed assets (computer equipment) is stated at cost. Depreciation is computed using the straight-line method over the thirty six-month estimated useful life of the software and other fixed assets.

Any costs associated with maintenance and upgrades will be charged to expense as incurred. When the asset is retired or otherwise disposed of, the costs and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized in income for the period; significant renewals and betterments are capitalized.  Deductions are made for retirements resulting from renewals or betterments.

Impairment of Long-lived Assets

The Company evaluates impairment when events or circumstances indicate that a long-lived asset’s carrying value may not be recovered.  These events include market declines, decisions to sell an asset and adverse changes in the legal or business environment.  If events or circumstances indicate that a long-lived asset’s carrying value may not be recoverable, the Company estimates the future undiscounted cash flows from the asset for which the lowest level of separate cash flows may be determined, to determine if the asset is impaired.  If the total undiscounted future cash flows are less than the carrying amount for the asset, the Company estimates the fair value of the asset through reference to sales data for similar assets, or by using a discounted cash flow approach.  The asset’s carrying value is then adjusted downward to the estimated fair value.  These cash flow estimates and assumptions could change significantly either positively or negatively.  At February 29, 2012, management did not believe that any impairment exists with respect to its long-lived assets.

Inflation

The Company's results of operations have not been significantly affected by inflation and management does not expect inflation to have a significant effect on its operations in the foreseeable future.

Oil and gas properties

The Company follows the full cost method of accounting for its oil and gas properties, whereby all costs incurred in connection with the acquisition, exploration for and development of petroleum and natural gas reserves, if any, are capitalized. Such costs include costs of acquisition, geological and geophysical activities, rentals on non-producing leases, drilling, completing and equipping of oil and gas wells and administrative costs directly attributable to those activities and asset retirement costs. Disposition of oil and gas properties will be accounted for as a reduction of capitalized costs, with no gain or loss recognized unless such adjustment would significantly alter the relationship between capital costs and proved reserves, if any, of oil and gas, in which case the gain or loss will be recognized in the consolidated statements of operations.

As of February 29, 2012, the Company had oil and gas property investments in the amount of $25,245,717 that are excluded from depletion because reserves have not been proven to be associated with those properties.  If any proved reserves are found and when its quantity can be estimated, costs in excess of the present value of estimated future net revenues will be charged to impairment expense. The Company will apply the full cost ceiling test on a quarterly basis on the date of the latest consolidated balance sheet presented. It is not known at this time if any recoverable reserves of oil and gas exist.  As of the date of this report and based upon all the known facts and circumstances, management does not believe that any impairment exists with respect to oil and gas properties.

Asset retirement costs will be recognized when an asset is placed in service and will be included in the amortization base and will be amortized over proved reserves, if any, using the units of production method.  Depletion of proved oil and gas properties will be calculated on the units-of-production method based upon estimates of proved reserves, if any. Such calculations include the estimated future costs to develop proved reserves, if any. Costs of unproved properties are not included in the costs subject to depletion. These costs will also be assessed quarterly for impairment.

Asset Retirement Obligation

GAAP requires that an asset retirement obligation (ARO) associated with the retirement of a tangible long-lived asset be recognized as a liability in the period in which it is incurred and becomes determinable. Under this method, when liabilities for dismantlement and abandonment costs, excluding salvage values, are initially recorded, the carrying amount of the related oil and natural gas properties is increased.

The fair value of the ARO asset and liability is measured using expected future cash outflows discounted at the Company’s credit-adjusted risk-free interest rate. Accretion of the liability is recognized each period using the interest method of allocation, and the capitalized cost is depleted using the units of production method.  Should either the estimated life or the estimated abandonment costs of a property change materially upon the Company’s quarterly review, a new calculation is performed using the same methodology of taking the abandonment cost and inflating it forward to its abandonment date and then discounting it back to the present using the Company’s credit-adjusted, risk-free rate.

The carrying value of the asset retirement obligation is adjusted to the newly calculated value, with a corresponding offsetting adjustment to the asset retirement cost related to oil and gas property accounts.  At February 29, 2012, the Company has no material asset retirement obligations.

Basic Loss per Share

The Company is required to provide basic and diluted earnings (loss) per common share information.  The basic net loss per common share is computed by dividing the net loss applicable to common stockholders by the weighted average number of common shares outstanding.  Diluted net loss per common share is computed by dividing the net loss applicable to common stockholders, adjusted on an "as if converted" basis, by the weighted average number of common shares outstanding plus potential dilutive securities. For the period ended February 29, 2012, there were no potentially dilutive securities issued, therefore, diluted net loss per common share equals basic net loss per share.  Common stock subscribed was not included in diluted earnings per share because the results were anti-dilutive. During the twelve months ended August 31, 2011, the Company issued five-year warrants to purchase up to 1 million shares of common stock at an exercise price of $0.30.  In addition, on June 14, 2011 the Company adopted the 2011 Stock Incentive Plan under which the Company may issue stock grants and stock options to Company employees, directors and consultants up to 45,000,000 shares which may not exceed 1,000,000 shares to any individual during any fiscal year.  These stock grants and stock options generally vest over a three-year period, beginning on the first anniversary from the date of each grant.  As of February 29, 2012, the Company has granted a total of 1,950,000 shares in restricted stock grants and stock options to purchase 3,500,000 shares at a weighted average exercise price of $0.31 per share.

Potential dilutive securities as of February 29, 2012 have been considered, but the potential dilutive effect of these securities is not believed to be material and would be anti-dilutive.  The Company reported net losses in the six months ended February 29, 2012 as well as a cumulative net loss; accordingly, the effects of any additional shares would be anti-dilutive.  The weighted average number of common and common equivalent shares outstanding was 459,901,059 for the six months ended February 29, 2012.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Gulf United Energy, Inc. and its wholly-owned subsidiaries, Gulf United Energy del Peru, Ltd., Gulf United Energy Cuenca Trujillo, Ltd. and Gulf United Energy de Colombia, Ltd. as of February 29, 2012.  All significant inter-company transactions and balances have been eliminated in the consolidation.

Accounting for Uncertain Tax Positions

GAAP provides detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an entity’s financial statements.  GAAP requires an entity to recognize the financial statement impact of a tax position when it is more likely that not that the position will be sustained upon examination. The Company believes that all significant tax positions utilized by the Company will more likely than not be sustained upon examination.  As of the period ended February 29, 2012, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the fiscal year 2008 forward (with limited exceptions). Tax penalties and interest, if any, would be accrued as incurred and would be classified as tax expense in the consolidated statements of operations.

Stock-Based Compensation Arrangements

GAAP requires all share-based payments to employees, including grants of employee stock options, to be based on their fair values.  In accordance with the provisions of GAAP, share-based compensation cost is measured at the grant date, based on the calculated fair value of the award.  The Company recognizes compensation cost net of a forfeiture rate and recognizes the compensation cost for only those awards expected to vest on a straight-line basis over the requisite service period of the award, which is generally the vesting term.  The Company estimated the forfeiture rate based on its historical experience and its expectations of future forfeitures.  We currently expect no forfeitures. This stock-based compensation is recognized as general and administrative expense over the employee’s requisite service period (generally the vesting period of the equity award). We apply the fair value method in accounting for stock option grants using the Black-Scholes Method.

We grant restricted stock and stock options to employees and directors as incentive compensation. The restricted stock and options generally vest over three years, beginning on the first anniversary of the grant date. The vesting of these shares and options is dependent upon the continued service of the grantees with Gulf United Energy, Inc. Upon the occurrence of a change in control, each outstanding share of restricted stock and stock option will immediately vest.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. The following summarizes the assumptions used in the option-pricing model and the method for determining the assumptions:

	2011	Method of Determining Assumptions
Risk-free rate	1.67%; 0.89%	U.S. treasury yield for 5-year treasury notes in effect at June 14, 2011 and November 1, 2011, respectively.
Expected years until exercise	5.00	Full option term
Expected stock volatility	100%; 94%	Historical Gulf United Energy, Inc. volatility at August 31, 2011 and November 1, 2011, respectively.
Dividend yield	-	Historical record and plan

At February 29, 2012, total compensation cost related to non-vested options and awards not yet recognized is approximately $1.09 million and is expected to be recognized over a period of less than three years.

Stock Options

Information relating to stock options is summarized as follows:

		Weighted	Weighted
	Number of	Average	Average
	Shares	Exercise	Contractual	Aggregate
	Underlying	Price per	Life in	Intrinsic
	Options	Share	Years	Value

Balance outstanding - August 31, 2011	3,000,000	$0.32	4.6	$725,764
Granted	500,000	0.27	5.0	89,694
Exercised	-
Forfeited	-
Expired	-

Balance outstanding - February 29, 2012	3,500,000	$0.31	4.7	$815,458

Currently exercisable — February 29, 2012	-	$0.00		$-

The weighted average grant-date fair value of options granted during the six months ended February 29, 2012 was $0.27 per share.

Restricted Stock Awards

At February 29, 2012, our employees and directors had been awarded 1.95 million restricted shares of our common stock that vest over the service period of up to three years. The restricted stock awards were valued based on the closing price of our common stock on the measurement date, typically the date of grant, and compensation expense is recorded on a straight-line basis over the restricted share vesting period.

The following table summarizes the restricted stock awards activity during the six months ended February 29, 2012:

		Weighted
		Average Grant
		Date Fair
	Number of	Value per
	Shares	Share

Balance outstanding — August 31, 2011	1,200,000	$0.32
Granted	750,000	0.29
Vested	0	-
Forfeited	0	-

Balance outstanding — February 29, 2012	1,950,000	$0.31

Total grant date fair value of shares vesting during the period	0	$-

Non-cash stock-based compensation expense was $179,786 for the six months ended February 29, 2012, and $74,772 for the year ended August 31, 2011.

Recently Issued Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (ASU 2011-04), which amends ASC 820, Fair Value Measurement. ASU 2011-04 does not extend the use of fair value accounting, but provides guidance on how it should be applied where its use is already required or permitted by other standards within U.S. GAAP or International Financial Reporting Standards (IFRS). ASU 2011-04 changes the wording used to describe many requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Additionally, ASU 2011-04 clarifies the FASB’s intent about the application of existing fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively. The Company is still evaluating whether adoption of ASU 2011-04 will have an impact on the Company’s 2012 consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220)-Presentation of Comprehensive Income.  ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  ASU 2011-05 is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The adoption of this standard is not expected to impact the Company’s consolidated results of operations, cash flows or financial position.

Note 2 — Summary of Significant Accounting Policies

Basis of Accounting

The Company maintains its accounts on the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (GAAP). The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments necessary for a fair presentation of consolidated financial position and the results of operations have been reflected herein.

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentration of credit risk at this time consist principally of cash.  The Company places its cash with high credit quality financial institutions.  At times, such amounts may exceed FDIC limits; however, these deposits typically may be redeemed upon demand and therefore bear minimal risk.  In monitoring this credit risk, the Company periodically evaluates the stability of the financial institutions.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.  Certain of our more critical accounting policies require the application of significant judgment by management in selecting the appropriate assumptions for calculating financial estimates. By their nature, these judgments are subject to an inherent degree of uncertainty. These judgments are based on our historical experience, terms of existing contracts, and our observance of trends in the industry and information available from other outside sources, as appropriate. Different, reasonable estimates could have been used in the current period.  Additionally, changes in accounting estimates are reasonably likely to occur from period to period. These, and other, factors could have a material impact on the presentation of our financial condition, changes in financial condition or results of operations.

Cash

Cash includes cash in a demand deposit account and a money market account with a Houston bank.  In addition, the Company has established a cash account in Bogota, Colombia as required by local regulations.  This account is maintained in Colombian pesos.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash, accounts payable, accrued liabilities and debt.  It is management’s opinion that the Company is not exposed to significant interest or credit risks arising from these instruments. The fair value of these financial instruments approximates their carrying values.

The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest and discount rates that approximate prevailing market rates.  In determining fair values, there are three levels of inputs used to determine value.  Level 1 inputs are quoted prices in active markets for identical assets and liabilities.  Level 2 inputs are inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.  Level 3 inputs are unobservable inputs which include risk inherent in the asset or liability.

Software License and Fixed Assets

The value of the software license and computer equipment is stated at cost. Depreciation is computed using the straight-line method over the thirty six-month estimated useful life of the software and equipment. Any costs associated with maintenance and upgrades will be charged to expense as incurred. When an asset is retired or otherwise disposed of, the costs and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized in income for the period; significant renewals and betterments are capitalized.  Depreciation expense for the years ended August 31, 2011 and 2010 was $21,970 and $11,527, respectively.

Impairment of Long-lived Assets

The Company evaluates impairment when events or circumstances indicate that a long-lived asset’s carrying value may not be recovered.  These events include market declines, decisions to sell an asset and adverse changes in the legal or business environment.  If events or circumstances indicate that a long-lived asset’s carrying value may not be recoverable, the Company estimates the future undiscounted cash flows from the asset for which the lowest level of separate cash flows may be determined, to determine if the asset is impaired.  If the total undiscounted future cash flows are less than the carrying amount for the asset, the Company estimates the fair value of the asset through reference to sales data for similar assets, or by using a discounted cash flow approach.  The asset’s carrying value is then adjusted downward to the estimated fair value.  At August 31, 2011, management did not believe that any impairment exists with respect to its long-lived assets.

Inflation

The Company's results of operations have not been significantly affected by inflation and management does not expect inflation to have a significant effect on its operations in the foreseeable future.

Oil and gas properties

The Company follows the full cost method of accounting for its oil and gas properties, whereby all costs incurred in connection with the acquisition, exploration for and development of petroleum and natural gas reserves are capitalized. Such costs include costs of acquisition, geological and geophysical activities, rentals on non-producing leases, drilling, completing and equipping of oil and gas wells and administrative costs directly attributable to those activities and asset retirement costs.  Sales or other dispositions of oil and gas properties will be accounted for as adjustments to capitalized costs, with no gain or loss recorded unless the ratio of capitalized costs to proven reserves would significantly change, or to the extent that the sales proceeds exceed our capitalized costs. As of August 31, 2011 and 2010, the Company had oil and gas property investments in the amount of $20,160,581 and $7,574,581 that are excluded from depletion because reserves have not been proven to be associated with those properties.

If proved reserves are found and when its quantity can be estimated, costs in excess of the present value of estimated future net revenues, if any, will be charged to impairment expense. The Company will apply the full cost ceiling test on a quarterly basis on the date of the latest consolidated balance sheet presented.  It is not known at this time if any recoverable reserves of oil and gas exist.  As of the date of this report and based upon all the known facts and circumstances, management does not believe that any impairment exists with respect to oil and gas properties.

Asset retirement costs will be recognized when an asset is placed in service and will be included in the amortization base and will be amortized over proved reserves, if any, using the units of production method.  Depletion of proved oil and gas properties will be calculated on the units-of-production method based upon estimates of proved reserves, if any. Such calculations include the estimated future costs to develop proved reserves, if any. Costs of unproved properties are not included in the costs subject to depletion. These costs will also be assessed quarterly for impairment.

Asset Retirement Obligation

GAAP requires that an asset retirement obligation (ARO) associated with the retirement of a tangible long-lived asset be recognized as a liability in the period in which it is incurred and becomes determinable. Under this method, when liabilities for dismantlement and abandonment costs, excluding salvage values, are initially recorded, the carrying amount of the related oil and natural gas properties is increased. The fair value of the ARO asset and liability is measured using expected future cash outflows discounted at the Company’s credit-adjusted risk-free interest rate. Accretion of the liability is recognized each period using the interest method of allocation, and the capitalized cost is depleted using the units of production method. Should either the estimated life or the estimated abandonment costs of a property change materially upon the Company’s quarterly review, a new calculation is performed using the same methodology of taking the abandonment cost and inflating it forward to its abandonment date and then discounting it back to the present using the Company’s credit-adjusted, risk-free rate.

The carrying value of the asset retirement obligation is adjusted to the newly calculated value, with a corresponding offsetting adjustment to the asset retirement cost related to oil and gas property accounts.  At August 31, 2011 and 2010, the Company has no material asset retirement obligations.

Basic Loss per Share

The Company is required to provide basic and diluted earnings (loss) per common share information.  The basic net loss per common share is computed by dividing the net loss applicable to common stockholders by the weighted average number of common shares outstanding.  Diluted net loss per common share is computed by dividing the net loss applicable to common stockholders, adjusted on an "as if converted" basis, by the weighted average number of common shares outstanding plus potential dilutive securities. During the period ended August 31, 2011, the Company issued five-year warrants to purchase up to 1 million shares of common stock at an exercise price of $0.30 per share as described in Note 4. In addition, on June 14, 2011 the Company adopted the 2011 Stock Incentive Plan under which the Company may issue incentive stock grants and incentive stock options to Company employees, directors and consultants up to 45,000,000 shares which may not exceed 10,000,000 shares in total and may not exceed 1,000,000 shares to any individual during any calendar year.  These incentive share grants and option grants generally vest over a three-year period from the date of each grant.  As of August 31, 2011, the Company has granted a total of 1,200,000 shares in incentive stock grants and incentive stock options to purchase 3,000,000 shares at an exercise price of $0.32 per share.

Potential dilutive securities as of August 31, 2011 have been considered, but the potential dilutive effect of these securities is not believed to be material and would be anti-dilutive.  The Company reported net losses in the twelve month periods ended August 31, 2011 and 2010 of $14,573,721 and $2,315,199, respectively; accordingly, the effects of any additional shares would be anti-dilutive.  The weighted average number of common and common equivalent shares outstanding was 394,388,436 and 115,018,082 for the years ended August 31, 2011 and 2010, respectively.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Gulf United Energy, Inc. and its wholly-owned subsidiaries, Gulf United Energy del Peru, Ltd., Gulf United Energy Cuenca Trujillo, Ltd. and Gulf United Energy de Colombia, Ltd. as of August 31, 2011 and August 31, 2010.  All significant inter-company transactions and balances have been eliminated in the consolidation.

Accounting for Uncertain Tax Positions

GAAP provides detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an entity’s financial statements.  GAAP requires an entity to recognize the financial statement impact of a tax position when it is more likely that not that the position will be sustained upon examination. The Company believes that all significant tax positions utilized by the Company will more likely than not be sustained upon examination.  As of the Company’s fiscal year-end, August 31, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the fiscal year 2008 forward (with limited exceptions). Tax penalties and interest, if any, would be accrued as incurred and would be classified as tax expense in the consolidated statements of operations.

Stock-Based Compensation Arrangements

GAAP requires all share-based payments to employees, including grants of employee stock options, to be based on their fair values.  In accordance with the provisions of GAAP, share-based compensation cost is measured at the grant date, based on the calculated fair value of the award.  The Company recognizes compensation cost net of a forfeiture rate and recognizes the compensation cost for only those awards expected to vest on a straight-line basis over the requisite service period of the award, which is generally the vesting term.  The Company estimated the forfeiture rate based on its historical experience and its expectations of future forfeitures.  We currently expect no forfeitures. This stock-based compensation is recognized as general and administrative expense over the employee’s requisite service period (generally the vesting period of the equity award). We apply the fair value method in accounting for stock option grants using the Black-Scholes Method.

We grant restricted stock and stock options to employees and directors as incentive compensation. The restricted stock and options generally vest over three years. The vesting of these shares and options is dependent upon the continued service of the grantees with Gulf United Energy, Inc. Upon the occurrence of a change in control, each outstanding share of restricted stock and stock option will immediately vest.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. The following summarizes the assumptions used in the option-pricing model and the method for determining the assumptions:

	2011	Method of Determining Assumptions

Risk-free rate	1.67%	U.S. treasury yield for 5-year treasury notes in effect at the time of grant.
Expected years until exercise	5.00	Average option term
Expected stock volatility	100%	Historical Gulf United Energy, Inc. for the period since recent change in capitalization.
Dividend yield	_	Historical record and plan

At August 31, 2011, total compensation cost related to non-vested options and awards not yet recognized was approximately $0.6 million and is expected to be recognized over a period of less than three years.

Stock Options

Information relating to stock options is summarized as follows:

		Weighted	Weighted
	Number of	Average	Average
	Shares	Exercise	Contractual	Aggregate
	Underlying	Price per	Life in	Intrinsic
	Options	Share	Years	Value

Balance outstanding September 1, 2010	-
Granted	3,000,000	0.32
Exercised	-
Forfeited	-
Expired	-

Balance outstanding — August 31, 2011	3,000,000	$0.32	5.0	$688,677

Currently exercisable — August 31, 2011	-	$0.00	5.0	$-

The weighted average grant-date fair value of options granted during 2011 was $0.32.

Restricted Stock Awards

At August 31, 2011, our employees and directors held 1.2 million restricted shares of our common stock that vest over the service period of up to three years. The restricted stock awards were valued based on the closing price of our common stock on the measurement date, typically the date of grant, and compensation expense is recorded on a straight-line basis over the restricted share vesting period.

The following table summarizes the restricted stock awards activity during the twelve months ended August 31, 2011:
		Weighted
		Average Grant
		Date Fair
	Number of	Value per
	Shares	Share

Balance outstanding — September 1, 2010	0	$-
Granted	1,200,000	0.32
Vested	0	-
Forfeited	0	-

Balance outstanding — August 31, 2011	1,200,000	$0.32

Total grant date fair value of shares vesting during the period	0	$-

Non-Cash stock-based compensation is recorded in G&A expenses as follows:

2011

G&A Expenses	$74,772

Total non-cash stock-based compensation	$74,772

Recently Issued Accounting Pronouncements

In February 2010, the FASB amended guidance on subsequent events to alleviate potential conflicts between FASB guidance and Securities and Exchange Commission (“SEC”) requirements. Under this amended guidance, SEC filers are no longer required to disclose the date through which subsequent events have been evaluated in originally issued and revised financial statements.

There were various other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the Company's consolidated financial position, results of operations or cash flows.

Investments	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Investments [Abstract]
Investments
Note 3 - Investments

Investment in Joint Venture Entities - Sold

As reported in the Company’s Form 8K filed with the Securities and Exchange Commission on November 5, 2010, the Company closed on an agreement with its former joint venture partner, Cia. Mexicana de Gas Natural, S.A. de C.V., to sell all of the Company’s shares in Fermaca LNG de Cancun, S.A. de C.V. and Fermaca Gas de Cancun, S.A. de C.V. for a total amount of $1,000,000 of which $50,000 was paid upon entry into the sale agreement, $150,000 of which was paid at the close of the transaction, $120,000 of the next $150,000 was paid as of February 28, 2011 with the remaining $30,000 paid in March, 2011.   Because the Company is no longer involved in any downstream oil and gas activities, and because the Company has no further involvement in the joint ventures, the amounts related to the joint ventures have been reclassified to discontinued operations in accordance with GAAP. The next installment of $150,000 was due on May 1, 2011 and the following $150,000 installments were due on August 1, 2011 and November 1, 2011.  The final payment of $200,000 was due February 1, 2012.  As of April 5, 2012, none of these installments have been paid. No interest accrues on the installments; however, the contract provides for 7% interest to be paid on late payments.  Management is currently negotiating an extended repayment schedule; however, there is no certainty that all or any of the installments will be paid.  We have recognized payments as gain on the sale of the joint venture investment as the sales proceeds are received.  Because the sale of the joint venture interests ended the Company’s investments in pipeline and LNG infrastructure, the gain from the sale and the impairment losses have been reclassified to discontinued operations.  As of February 29, 2012, the unrecorded present value of the $650,000 cannot be determined because the timing of the payments, if any, is uncertain.

Investments in oil and gas properties

Colombia CPO-4

On July 30, 2010, the Company entered into a farmout agreement with SK Innovation pursuant to which, the Company, through its wholly owned subsidiary, Gulf United Energy de Colombia Ltd., acquired the right to earn an undivided twelve and one-half percent (12.5%) participation interest in the CPO-4 block located in the Llanos Basin of Colombia.  The assignment of the interest in CPO-4 is conditioned upon the approval by the National Hydrocarbon Agency of Colombia (“ANH”) and the Republic of Korea.

To date, we have not obtained the written approvals from the Republic of Korea or the ANH. The approval from the Republic of Korea will be requested after the Company has received the approval from the ANH. The farmout agreement with SK Innovation, as amended, requires these approvals by April 30, 2012. Pursuant to the existing farmout with SK Innovation, if the Company does not receive the approvals by April 30, 2012, the agreement calls for a thirty day grace period during which the Company and SK Innovation have agreed to negotiate an amendment to the farmout agreement on mutually agreeable terms.   As SK Innovation has already twice extended the arbitrary cut-off date set forth in the farmout agreement, including the most recent extension to April 30, 2012, we believe that the Company and SK Innovation have a good working relationship.  If the Company and SK Innovation are unable to agree upon any additional amendments during such thirty day grace period, SK Innovation has the right to terminate the farmout agreement. If SK Innovation elects to exercise its termination right as the result of the failure to obtain the written approvals from the ANH or the Republic of Korea, the Company’s interest in Block CPO-4 will be deemed re-assigned back to SK Innovation, and the Company will have the right to have returned any amounts paid under the farmout agreement, without interest ($9,309,003 has been paid through February 29, 2012). The Company has paid SK its share of past costs and will pay SK its proportionate share of on-going costs and an additional twelve and one-half percent (12.5%) of seismic acquisition costs. The Company will pay a total of twenty-five percent (25%) of seismic acquisition costs.

Peru Z-46

On July 13, 2010, the Company entered into a farmout agreement with SK Innovation pursuant to which the Company will pay to SK Innovation approximately $2,914,917 for past costs and expenses incurred through May 31, 2010 to earn an undivided forty percent (40%) participation interest in Block Z-46.  The payment for past costs is due within thirty (30) days after receipt of the final approval from Perupetro S.A.

The Company has paid and will pay SK Innovation its proportionate share of on-going costs and an additional thirty-five percent (35%) of seismic acquisition costs (the Company pays a total of seventy five percent (75%) of certain seismic acquisition costs).  The assignment of the participation interest in Block Z-46 is conditioned upon the approval of the assignment by Perupetro.  Pursuant to the existing farmout with SK Innovation, if the Company does not receive the Perupetro approval by May 30, 2012, the agreement calls for a thirty day grace period during which the Company and SK Innovation have agreed to negotiate an amendment to the farmout agreement on mutually agreeable terms.  As SK Innovation has already extended the arbitrary cut-off date set forth in the farmout agreement, including the most recent extension to May 30, 2012, we believe that the Company and SK Innovation have a good working relationship.   If the Company and SK Innovation are unable to agree upon any additional amendments during such thirty day grace period, SK Innovation has the right to terminate the agreement. If SK Innovation elects to exercise its termination right, the Company’s interest in Block Z-46 will be deemed re-assigned back to SK Innovation, and the Company will have the right to have returned any amounts paid under the farmout agreement, without interest ($5,586,941 has been paid through February 29, 2012).

Peru Block XXIV and TEA

On July 31, 2010, the Company entered into an amendment to the participation agreement dated March 12, 2010 covering blocks XXIV Peru and the Peru TEA. Under the terms of the amendment, the Company acquired an undivided 5% working interest in Block XXIV and an undivided 2% working interest in the Peru TEAs.

Block XXIV is located in the Sechura/Talara Basin in Peru.  Block XXIV consists of 276,137 gross acres (13,807 net) of which approximately 80,000 are offshore and 196,000 are onshore.  The offshore portion of the block is highly prospective.  During 2011, Upland acquired 200 km of 2D seismic data on Block XXIV which is currently in processing.

Technical Evaluation Areas I, II, III, and IV of the Peru TEA are contiguous blocks that together comprise 40,321,163 gross acres (806,423 net).  The Peru TEA runs south on the western flank of the Andes Mountains from the border with Ecuador to near Lima.  This greenfield opportunity will require geological evaluation, including the acquisition of aeromagnetic survey and 2-D seismic data, before we evaluate drilling opportunities.  During 2011, Upland completed a gravity aeromagnetic and satellite imaging study on the TEA which will be used to narrow the areas of interest for further geologic study.

At February 29, 2012, the Company does not have the cash or other resources to fund all of the costs described above, which are summarized below.  At February 29, 2012, the Company’s investment in oil and gas properties and estimated remaining fiscal 2012 commitments are as follows:

		Remaining
	Total Costs	Fiscal 2012
	To Date	Commitment

Block XXIV and TEA – Peru	$4,306,367	$700,000
Block Z-46 – Peru	8,566,240	3,725,000
CPO-4 – Colombia	12,373,110	6,920,000
	$25,245,717	$11,345,000

As of the date of this report and based upon all the known facts and circumstances, management does not believe that any impairment exists with respect to these properties.

Note 3 – Investments

Investment in Joint Venture Entities - Sold

As reported in the Company’s Form 8K filed on November 5, 2010, the Company closed on an agreement with its former joint venture partner, Cia. Mexicana de Gas Natural, S.A. de C.V., to sell all of the Company’s shares in Fermaca LNG de Cancun, S.A. de C.V. and Fermaca Gas de Cancun, S.A. de C.V. for a total amount of $1,000,000 of which $50,000 was paid upon entry into the sale agreement, $150,000 of which was paid at the close of the transaction, $120,000 of the next $150,000 was paid as of February 28, 2011 with the remaining $30,000 paid in March, 2011.   Because the Company is no longer involved in any downstream oil and gas activities, and because the Company has no further involvement in the joint ventures, the amounts related to the joint ventures have been reclassified to discontinued operations in accordance with GAAP. The next installment of $150,000 was due on May 1, 2011 and the following $150,000 installments were due on August 1, 2011 and November 1, 2011.  As of November 25, 2011, none of these installments have been paid.  The final payment of $200,000 is due February 1, 2012.  No interest accrues on the installments; however, the contract provides for 7% interest to be paid on late payments.  Management is currently negotiating an extended repayment schedule; however, there is no certainty that all or any of the installments will be paid.  We have recognized payments as gain on the sale of the joint venture investment as the sales proceeds are received.  Because the sale of the joint venture interests ended the Company’s investments in pipeline and LNG infrastructure, the gain from the sale and the impairment losses have been reclassified to discontinued operations.  As of August 31, 2011, the unrecorded present value of the $650,000 cannot be determined because the timing of the payments is uncertain.

Investments in oil and gas properties

Colombia CPO-4

On July 30, 2010, the Company entered into a farmout agreement with SK Innovation pursuant to which, the Company, through its wholly owned subsidiary, Gulf United Energy de Colombia Ltd., acquired the right to earn an undivided twelve and one-half percent (12.5%) participation interest in the CPO-4 block located in the Llanos Basin of Colombia.  The assignment of the interest in CPO-4 is conditioned upon the approval by the National Hydrocarbon Agency of Colombia (“ANH”) and the Republic of Korea.

To date, we have not obtained the written approvals from the Republic of Korea or the ANH. The farmout agreement with SK Innovation, as amended, requires these approvals by April 30, 2012. Pursuant to the existing farmout with SK Innovation, if the Company does not receive the approvals by April 30, 2012, the agreement calls for a thirty day grace period during which the Company and SK Innovation have agreed to negotiate an amendment to the farmout agreement on mutually agreeable terms. If the Company and SK Innovation are unable to agree upon any additional amendments during such thirty day grace period, SK Innovation has the right to terminate the farmout agreement.  Management believes that it maintains good relations with SK Innovation and, as a result, should be able to negotiate any necessary amendments to the farmout agreement on mutually agreed economic terms in the event the approvals are not ultimately obtained. Notwithstanding the above, if SK Innovation elects to exercise its termination right as the result of the failure to obtain the written approvals from the ANH or the Republic of Korea, the Company’s interest in Block CPO-4 will be deemed re-assigned back to SK Innovation, and the Company will have the right to have returned any amounts paid under the farmout agreement, without interest. The Company has paid SK its share of past costs and has paid and will pay SK its proportionate share of on-going costs and an additional twelve and one-half percent (12.5%) of seismic acquisition costs amounting to $7,249,002 and $650,000 at August 31, 2011 and 2010 respectively. The Company will pay a total of twenty-five percent (25%) of seismic acquisition costs.

SK Innovation serves as operator on CPO-4. Block CPO-4 is near existing production and immediately adjacent to and on trend with the Guatiquia block operated by Petrominerales Ltd. (TSX:PMG). Block CPO-4 is the near-term focus of the Company and SK Innovation, with drilling commencing in July 2011.  In July 2011, the Company spudded the Tamandua-1, a 16,300 foot well, in the northern part of CPO-4 as described above under oil and gas properties.

Peru Z-46

On July 13, 2010, the Company entered into a farmout agreement with SK Innovation pursuant to which the Company will pay to SK Innovation approximately $2,914,917 for past costs and expenses incurred through May 31, 2010 to earn an undivided forty percent (40%) participation interest in Block Z-46.  The payment for past costs is due within thirty (30) days after receipt of the approval from Perupetro S.A. which is expected in February 2012.

The Company has paid and will pay SK Innovation its proportionate share of on-going costs and an additional thirty-five percent (35%) of seismic acquisition costs (the Company pays a total of seventy five percent (75%) of certain seismic acquisition costs) amounting to $8,586,240 and $2,999,299 at August 31, 2011 and 2010, respectively.  The assignment of the participation interest in Block Z-46 is conditioned upon the approval of the assignment by Perupetro S.A.  (“Perupetro”), the state owned entity responsible for promoting, negotiating, underwriting and monitoring contracts for exploration and exploitation of hydrocarbons in Peru.  The Company, with the assistance of SK Innovation, has completed the documentation required for the approval of the assignment; however confirmation of the approval has not yet been obtained. The farmout agreement with SK Innovation requires approval from Perupetro by November 30, 2011. The Company and SK Innovation have met to discuss possible amendments to the farmout agreement, which may include an extension to the approval date from Perupetro and/or deletion of the approval condition altogether as a result of a re-structured economic deal.  Pursuant to the existing farmout with SK Innovation, if the Company did not receive the Perupetro approval by November 30, 2011, the agreement calls for a thirty day grace period during which the Company and SK Innovation have agreed to negotiate an amendment to the farmout agreement on mutually agreeable terms. If the Company and SK Innovation are unable to agree upon any additional amendments during such thirty day grace period, SK Innovation has the right to terminate the agreement commencing December 31, 2011. Management believes that it maintains good relations with SK Innovation, and as a result, will be able to negotiate any necessary amendments to the farmout agreement on mutually agreed economic terms in the event the Perupetro approval is not ultimately obtained.

Notwithstanding the above, if SK Innovation elects to exercise its termination right, which will be effective as of December 31, 2011 assuming no new developments, the Company’s interest in Block Z-46 will be deemed re-assigned back to SK Innovation, and the Company will have the right to have returned any amounts paid under the farmout agreement, without interest ($5,626,488 has been paid through August 31, 2011).

Recently re-processed 2-D seismic data suggests a submarine fan deposition on the block and multiple leads have been identified. Two wells previously drilled on the block by Repsol reported oil, indicating an active hydrocarbon system.  The Company and SK Innovation began the acquisition of additional infill 2-D seismic data in December 2010; the acquisition, processing and analysis of seismic data is ongoing.

Peru Block XXIV and TEA

On July 31, 2010, the Company entered into an amendment to the participation agreement dated March 12, 2010 covering blocks XXIV Peru and the Peru TEA. Under the terms of the amendment, the Company acquired an undivided 5% working interest in Block XXIV, an approximately 280,000 acre onshore and offshore property and an undivided 2% working interest in the Peru TEA which consists of four contiguous blocks totaling approximately 40,000,000 acres.

The assignment to the Company of the interests in Block XXIV and the Peru TEA are also subject to the approval of Perupetro S.A., along with certain governmental agencies of the Republic of Peru.  Until such time as the approvals are received, Upland is holding the Block XXIV and Peru TEA interests in escrow.  Upland has begun the process of obtaining the necessary approvals on behalf of the Company.  We have requested a status report on the approval process, but have not received it as of the date of this report.

Upland spudded two wells on Block XXIV prior to August 31, 2011.  Both wells are currently considered dry holes.   On Block XXIV, Upland has completed the field work on a 200 kilometer seismic shoot and the information is in for processing.  The plan for the coming year is further geological studies and the potential drilling of one or two wells. On the Peru TEA, Upland has completed a gravity aeromagnetic program and satellite imaging study covering a large portion of the TEA.  The plan for the coming year is for additional geological studies on selected areas to be determined at a future date.   The Company incurred costs amounting to $4,240,052 and $3,945,282 during the fiscal years ending August 31, 2011 and 2010, respectively.

At August 31, 2011, the Company does not have sufficient cash or credit facilities to fund all of the above-noted short-term costs which are summarized below.  At August 31, 2011, the Company’s investment in oil and gas properties and approximate fiscal 2012 commitments are as follows:

	Estimated Fiscal 2012 To Date	Commitment

Block XXIV and TEA – Peru	$4,240,052	$700,000
Block Z-46 – Peru	8,566,240	3,365,000
CPO-4 – Colombia	7,354,289	6,337,000
	$20,160,581	$10,402,000

As of the date of this report and based upon all the known facts and circumstances, management does not believe that any impairment exists with respect to these properties.

Stockholders' Equity	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Stockholders Equity
Stockholders' Equity
Note 4 – Stockholders’ Equity

Preferred Stock

As of February 29, 2012, the Company has authorized 50 million shares of blank check preferred stock, none of which are issued and outstanding.  Our board of directors has the authority, without action by the shareholders, to designate and issue preferred stock in one or more series.  Our board of directors may also designate the rights, preferences, and privileges of each series of preferred stock.

Common Stock

As of February 29, 2012, the Company had 460,267,726 shares of its $0.001 par value common stock issued and outstanding.  The following schedule is a summary of the transactions in the Company’s common stock since August 31, 2011:

Total shares issued and outstanding as of August 31, 2011:		454,667,726
Shares previously subscribed for services rendered	September, 2011	5,100,000
Shares issued for services to be rendered	November, 2011	500,000

Total shares issued and outstanding as of February 29, 2012:		460,267,726

Note 4 – Stockholders’ Equity

Preferred Stock

As of August 31, 2011 and 2010, the Company has authorized 50 million shares of blank check preferred stock, none of which are issued and outstanding.  Our board of directors has the authority, without action by the shareholders, to designate and issue preferred stock in one or more series.  Our board of directors may also designate the rights, preferences, and privileges of each series of preferred stock.

Common Stock

As of August 31, 2011 and August 31, 2010, the Company had 454,667,726 and 293,700,000 shares of its $.001 par value common stock issued and outstanding, respectively.

The following schedule is a summary of transactions in the Company’s common stock since August 31, 2010:

Shares issued and outstanding as of August 31, 2010:		293,700,000

Unregistered shares issued for services rendered	September 2010-March, 2011	48,829,000
Unregistered shares issued in conjunction with oil and gas participation agreement	November, 2010	1,000,000
Unregistered shares issued in conjunction with debt subscriptions	September 2010-March, 2011	14,000,000
Registered and unregistered shares issued for cash	September 2010-March, 2011	97,138,726
Total shares issued and outstanding as of August 31, 2011:		454,667,726

Unregistered shares issued subsequent to August 31, 2011:

Shares issued for services rendered	September, 2011	5,100,000
Shares issued for services to be rendered	November, 2011	500,000

Total shares issued and outstanding as of November 25, 2011:		460,267,726

As additional compensation, related to sale of the common stock on February 15, 2011, the Company issued to Pritchard Capital Partners, warrants to purchase up to 1 million shares of common stock at an exercise price of $0.30 subject to anti-dilution adjustments. As of August 31, 2011, the total value of these warrants is estimated at approximately $430,459 using the Black-Scholes valuation model.  Expected volatility is 146% based on historical volatility of our common stock over the past twelve months.  The risk-free interest rate is 1.67% based on the U.S. Treasury yield in effect at the time of issuance for an instrument with a maturity of five years.  A dividend yield rate of zero was used because we have never paid cash dividends and we do not intend to pay cash dividends on our common stock.  These warrants are exercisable through February 15, 2016.

Income Taxes	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Income Taxes
Income Taxes
Note 5 – Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not.  The Company has incurred tax net operating losses of approximately $17,997,000 which commence expiring in 2023 if not previously utilized. In accordance with GAAP, the Company is required to compute tax asset benefits for net operating loss carryforwards. The potential benefit of net operating loss carryforwards has been offset by a valuation allowance in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

The valuations of the tax loss carryforward and the valuation allowance thereon were as follows:

	February 29, 2012	August 31, 2011
Net operating loss carryforward benefit	$6,119,113		$5,558,982
Stock-based compensation expense	86,550		25,422
Loss from discontinued operations	544,411		544,411
Total deferred tax asset	6,750,094		6,128,815
Less: Valuation allowance	(6,750,094)		(6,128,815)
Net deferred tax asset	$-	$	-.

A reconciliation between the Company’s effective tax rate and the U.S. statutory tax rate is as follows:

	Six Months Ended	Year Ended
	February 29, 2012	August 31, 2011
Provision for taxes (benefit) at U.S. statutory rate	$(621,279)	$(4,955,065)
Increase in deferred tax asset valuation allowance	621,279	4,955,065 .
Effective taxes	$-	$-
Effective tax rate	0%	0%

At February 29, 2012, the Company had approximately $17,997,000 of federal net operating loss carryforwards for tax reporting purposes available to offset future taxable income.  The federal net operating loss carryforwards expire on various dates from 2023 through 2031. Under the Tax Reform Act of 1986, the amounts of and benefits from net operating losses carried forward may be impaired or limited in certain circumstances.  Events which may cause limitations in the amount of net operating losses the Company may utilize in any one year include, but are not limited to, a cumulative ownership change of more than 50 percent over a three-year period.

The Company has determined that an ownership change has occurred.  Because of ownership change, utilization of the net operating loss carryforwards may be subject to an annual limitation under Section 382 of the Internal Revenue Code, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term, tax-exempt rate, and then could be subject to additional adjustments, as required. Any limitation may result in expiration of a portion of the net operating loss carryforwards before utilization.  Further, until a study is completed and any limitations known, no amounts are being considered as an uncertain tax position or disclosed as an unrecognized tax benefit. Due to the existence of the valuation allowance, future changes in the Company’s unrecognized tax benefit will not impact its effective tax rate.  Any carryforwards that will expire prior to utilization as a result of such limitations will be removed from deferred tax assets with a corresponding reduction of the valuation allowance.

Note 5 – Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not.  The Company has incurred tax net operating losses of approximately $16,350,000 which commence expiring in 2023 if not previously utilized. In accordance with GAAP, the Company is required to compute tax asset benefits for net operating loss carry-forwards.

 The potential benefit of net operating losses has been offset by a valuation allowance in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years. The valuation of the tax loss carryforward and the valuation allowance thereon were as follows:

	August 31, 2011	August 31, 2010
Net operating loss carry forward benefit	$5,558,982	$510,339
Stock-based compensation expense	25,422	-
Loss from discontinued operations	544,411	663,411
Total deferred tax asset	6,128,815	1,173,750
Less: Valuation allowance	(6,128,815)	(1,173,750)
Net deferred tax asset	$-	$-

A reconciliation between the Company’s effective tax rate and the U.S. statutory tax rate is as follows:

	Year ended
	August 31, 2011	August 31, 2010

Provision for taxes (benefit) at U.S. statutory rate	$(4,955,065)	(787,168)
Increase in deferred tax asset valuation allowance	4,955,065	787,168
Effective taxes	$-	$-
Effective tax rate	$0%	$0%

At August 31, 2011, the Company had approximately $16,350,000 of federal net operating loss carryforwards for tax reporting purposes available to offset future taxable income.  The federal net operating loss carryforwards expire on various dates through 2031. Under the Tax Reform Act of 1986, the amounts of and benefits from net operating losses carried forward may be impaired or limited in certain circumstances.  Events which may cause limitations in the amount of net operating losses the Company may utilize in any one year include, but are not limited to, a cumulative ownership change of more than 50 percent over a three-year period.

The Company has determined that an ownership change has occurred.  Because of ownership change, utilization of the net operating loss carryforwards may be subject to an annual limitation under Section 382 of the Internal Revenue Code, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term, tax-exempt rate, and then could be subject to additional adjustments, as required. Any limitation may result in expiration of a portion of the net operating loss carryforwards before utilization.  Further, until a study is completed and any limitations known, no amounts are being considered as an uncertain tax position or disclosed as an unrecognized tax benefit. Due to the existence of the valuation allowance, future changes in the Company’s unrecognized tax benefit will not impact its effective tax rate.  Any carryforwards that will expire prior to utilization as a result of such limitations will be removed from deferred tax assets with a corresponding reduction of the valuation allowance.

Loans Payable to Related Parties	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Loans Payable To Related Parties
Loans Payable to Related Parties
Note 6 – Loans Payable to Related Parties

Notes payable to related parties consists of the following as of February 29, 2012 and August 31, 2011:

Unsecured loans to related parties	$26,574

Two stockholders and former directors of the Company provided these loans.  The loans are non-interest bearing, unsecured and payable upon demand.

Note 6 – Loans Payable to Related Parties

Notes payable to related parties consists of the following as of August 31, 2011 and August 31, 2010:

Unsecured loans to related parties $     26,574

Two stockholders and former directors of the Company provided these loans.  The loans are non-interest bearing, unsecured and payable upon demand.

Shareholder Loans Payable and Accrued Interest	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Shareholder Loans Payable And Accrued Interest
Shareholder Loans Payable and Accrued Interest
Note 7 – Shareholder Loans Payable and Accrued Interest

Unsecured loans and accrued interest payable to shareholders at February 29, 2012 and August 31, 2011:

	February 29, 2012	August 31, 2011
Short-term debt	$-	$1,400,000
Less: total note discount for stock issued	-	(623,232)
Add: amortization of note discount	-	512,955
Add: accrued interest	-	99,911
Total shareholder loans payable and accrued interest	$-	$1,389,634

During the six months ended February 29, 2012, the Company used cash to retire short-term notes which totaled approximately $1,400,000 as of August 31, 2011.

The notes bore interest at 8% annually with all interest and principal due at maturity.  The notes were discounted based on the fair market value of the common stock received (determined with the assistance of an independent valuation expert) as a percentage of the total fair market value of all consideration received.  The resulting note discount was amortized as additional interest expense over the twelve month life of each note and was calculated based on a normal amortization schedule using the interest method.

The weighted average interest rates on shareholder loans payable based on the face amount of the debt at February 29, 2012 and August 31, 2011 were 0% and 8.0%, respectively.

Note 7 –	Shareholder Loans Payable and Accrued Interest

Unsecured loans and accrued interest payable to shareholders at August 31, 2010 and August 31, 2011:

	August 31, 2011	August 31, 2010

Loan payable	$-	$1,089,685
Accrued interest	-	19,430
	-	1,109,115

Short-term debt	1,400,000	2,900,000
Less: total note discount for stock issued	(623,232)	(1,185,791)
Add: amortization of note discount	512,955	329,358
Add: accrued interest	99,911	70,834
	1,389,634	2,114,401
Total shareholder loans payable and accrued interest	$1,389,634	$3,223,516

During the quarter ended February 28, 2011, the Company used proceeds from common stock sales to retire the one-year promissory note from a related party stockholder, James M. Askew, which originally totaled $1,089,685.

The remaining notes bear interest at 8% annually with all interest and principal due at maturity.  The notes were discounted based on the fair market value of the common stock received (determined with the assistance of an independent valuation expert) as a percentage of the total fair market value of all consideration received.  The resulting note discount is being amortized as additional interest expense over the twelve month life of each note and is being calculated based on a normal amortization schedule using the interest method.

The weighted average interest rates on shareholder loans payable based on the face amount of the debt at August 31, 2011 and August 31, 2010 were 8.0% and 8.5%, respectively.  The effective interest rates on shareholder loans payable considering the discount at August 31, 2011 and 2010 were 52.5% and 54.3%, respectively.

The average balance of short-term debt during the year ended August 31, 2011 was $2,244,367.  The average face interest rate on the debt was 8.00% and the average discount amortization was $114,116.  Subsequent to August 31, 2011, all of the short-term debt was paid in full.

Commitments and Contractual Obligations	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Commitments And Contractual Obligations
Commitments and Contractual Obligations
Note 8 - Commitments and Contractual Obligations

Oil and Gas Investment Commitments

Colombia Block CPO-4

In July 2011, the Company spudded the Tamandua-1.  SK Innovation, as operator, has permitted additional drilling locations and drilling activities will continue on the block upon the completion of the Tamandua-1 well.   The well is being drilled in an area where seismic data suggests the existence of multiple stacked sands (for example the C-9, Mirador, Guadalupe, Gacheta, and Une).  The C-7 section is the shallowest sand section where hydrocarbons were initially expected.  The C-9 section, at a depth of approximately 13,290 feet, through the Une sands at a depth of approximately 15,600 feet (the deepest sections), are the primary objective sands in the well.  During the period covered by this Form 10-Q, while drilling the C-7 and C-9 sections, the well experienced what is believed to be strong hydrocarbon shows and an inflow of gas. The operator elected to cement 7-inch casing from the C-6 to the C-10 to better control these overpressured sections of the well. With the casing set, the operator drilled through the remaining primary objectives (Mirador, Guadalupe, Gacheta, and Une) to a total depth of 15,562 feet, See Note 10 - Subsequent Events.

Peru Block Z-46

On December 31, 2010, we began acquiring an additional 2,904 kilometers of infill 2-D seismic data focused in the southern portion of the block where several 2-D defined Tertiary prospects are stacked with 2-D defined Paleozoic prospects.  Based on the results of the new 2-D seismic data, we plan to acquire 3-D seismic data in early fiscal year 2013 to be used in the selection of drilling locations.  No independent engineering estimates have been prepared at this time.  Pursuant to existing agreements, under the work plan and budget, our remaining current obligation on Z-46 during fiscal 2012 is approximately $3.7 million and approximately $13.0 in fiscal 2013.  See Note 10 – Subsequent Events.

Peru Block XXIV and TEA

Block XXIV is located in the Sechura/Talara Basin in Peru.  Block XXIV consists of 276,137 gross acres (13,807 net) of which approximately 80,000 are offshore and 196,000 are onshore.  The offshore portion of the block is highly prospective.  During 2011, Upland acquired 200 km of 2D seismic data on Block XXIV which is currently in processing.  Going forward, Upland will conduct further geologic studies to determine one or two seismically defined drilling locations.  Based on a rough cost estimate from Upland, our expected commitment for fiscal 2012 is estimated at $200,000.

Technical Evaluation Areas I, II, III, and IV of the Peru TEA are contiguous blocks that together comprise 40,321,163 gross acres (806,423 net).  The Peru TEA runs south on the western flank of the Andes Mountains from the border with Ecuador to near Lima.  This greenfield opportunity will require geological evaluation, including the acquisition of aeromagnetic survey and 2-D seismic data, before we evaluate drilling opportunities.  During 2011, Upland completed a gravity aeromagnetic and satellite imaging study on the TEA which will be used to narrow the areas of interest for further geologic study.  Based on a rough cost estimate from Upland management, our expected remaining commitment for fiscal 2012 is estimated at $500,000.

Agreement with our former Chief Executive Officer (CEO)

On March 1, 2010, the Company entered into a two-year agreement with Mr. Don Wilson, our former CEO, for services to be rendered subsequent to March 1, 2010.  Under the agreement, the Company was obligated to pay Mr. Wilson $180,000 before the end of calendar year 2011 as consulting expense once he resigned as Chief Executive Officer and sole director in September 2010.  Payments under the agreement were completed in December 2011.

During 2011, Upland completed a gravity aeromagnetic and satellite imaging study on the TEA which will be used to narrow the areas of interest for further geologic study.  Based on a rough cost estimate from Upland management, our expected remaining commitment for fiscal 2012 is estimated at $500,000.

Agreement with our former Chief Executive Officer (CEO)

On March 1, 2010, the Company entered into a two-year agreement with Mr. Don Wilson, our former CEO, for services to be rendered subsequent to March 1, 2010.  Under the agreement, the Company was obligated to pay Mr. Wilson $180,000 before the end of calendar year 2011 as consulting expense once he resigned as Chief Executive Officer and sole director in September 2010.  Payments under the agreement were completed in December 2011.

Software license agreement

In March, 2010, the Company began paying a twelve-month software license agreement with Seismic Micro-Technology for seismic analysis software.  The license agreement was entered into on February 23, 2010, was payable in twelve monthly installments of $5,213 beginning March 25, 2010 for a total cost of $62,563, which is being depreciated over a thirty-six month useful life.  In February, 2011, the Company paid an annual fee of $8,885 in order to receive software maintenance and upgrades.  This amount is being expensed over twelve months.

Entry into Employment Agreement

On December 11, 2011, the Company entered into an employment agreement with Mr. David Pomerantz, the Company’s chief financial officer.  The initial term of the employment agreement begins November 1, 2011, expires on July 11, 2012, and may be terminated at any time by the Company upon 30 days prior written notice.  Under the agreement, Mr. Pomerantz will be paid an annual salary of $200,000 and may earn bonuses at the sole discretion of the board of directors and will be eligible to participate in the Company’s benefit plans.  As an inducement to enter into the employment agreement, Mr. Pomerantz was granted a five year option to purchase up to 500,000 shares of common stock at $0.27 per share and 200,000 shares of restricted stock at $0.27 per share pursuant to the Company’s 2011 Stock Incentive Plan.  Both the options and the restricted stock vest 1/3 annually, beginning on the first anniversary of the grant date.

Entry into Consulting Agreements

Effective November 1, 2011, the Company entered into a one-year consulting agreement with a third party consultant pursuant to which he will provide advice to the board of directors relating to certain of the Company’s strategic and business development activities.  In consideration for providing the consulting services, the consultant received 500,000 shares of the Company’s restricted common stock valued at an estimated $58,500.

The Company and James M. Askew, a related party, entered into a consulting agreement, dated as of July 11, 2011.  Effective September 1, 2011, his consulting agreement was amended such that the Company will pay a monthly cash fee of $10,000 per month, beginning September 1, 2011 until the expiration or termination of the one-year agreement.

Payment of Discretionary Bonus

In December 2011, the Compensation Committee of the Board of Directors awarded Mr. Connally, our chief executive officer, a one-time $50,000 cash bonus pursuant to the terms of his employment agreement.  This amount was accrued as of November 30, 2011 and paid in December 2011.

Software license agreement

In March, 2010, the Company began paying a twelve-month software license agreement with Seismic Micro-Technology for seismic analysis software.  The license agreement was entered into on February 23, 2010, was payable in twelve monthly installments of $5,213 beginning March 25, 2010 for a total cost of $62,563, which is being depreciated over a thirty-six month useful life.  In February, 2011, the Company paid an annual fee of $8,885 in order to receive software maintenance and upgrades.  This amount is being expensed over twelve months.

Entry into Employment Agreement

On December 11, 2011, the Company entered into an employment agreement with Mr. David Pomerantz, the Company’s chief financial officer.  The initial term of the employment agreement begins November 1, 2011, expires on July 11, 2012, and may be terminated at any time by the Company upon 30 days prior written notice.  Under the agreement, Mr. Pomerantz will be paid an annual salary of $200,000 and may earn bonuses at the sole discretion of the board of directors and will be eligible to participate in the Company’s benefit plans.  As an inducement to enter into the employment agreement, Mr. Pomerantz was granted a five year option to purchase up to 500,000 shares of common stock at $0.27 per share and 200,000 shares of restricted stock at $0.27 per share pursuant to the Company’s 2011 Stock Incentive Plan.  Both the options and the restricted stock vest 1/3 annually, beginning on the first anniversary of the grant date.

Entry into Consulting Agreements

Effective November 1, 2011, the Company entered into a one-year consulting agreement with a third party consultant pursuant to which he will provide advice to the board of directors relating to certain of the Company’s strategic and business development activities.  In consideration for providing the consulting services, the consultant received 500,000 shares of the Company’s restricted common stock valued at an estimated $58,500.

The Company and James M. Askew, a related party, entered into a consulting agreement, dated as of July 11, 2011.  Effective September 1, 2011, his consulting agreement was amended such that the Company will pay a monthly cash fee of $10,000 per month, beginning September 1, 2011 until the expiration or termination of the one-year agreement.

Payment of Discretionary Bonus

In December 2011, the Compensation Committee of the Board of Directors awarded Mr. Connally, our chief executive officer, a one-time $50,000 cash bonus pursuant to the terms of his employment agreement.  This amount was accrued as of November 30, 2011 and paid in December 2011.

Note 8. - Commitments and Contractual Obligations

Our commitments under existing agreements for the next three fiscal years are estimated as follows as of August 31, 2011:

Contractual Obligations	Payments due by period
Amounts in thousands	Total	FY 2012	FY 2013	FY 2014
Debt obligations	$1,512	$1,512	$-	$-
Commitments under employment agreements	1,725	1,264	461	-
Commitments under consulting contracts	603	241	181	181
Commitments under participation and farmout agreements:	10,402	10,402	-	-
CPO - 4	6,337	6,337	-	-
Z-46	3,365	3,365	-	-
Block XXIV	500	500	-	-
Peru TEA	200	200	-	-
Total	$14,242	$13,419	$642	$181

Oil and Gas Investment Commitments

Colombia CPO-4

On July 30, 2010, the Company entered into a farmout agreement with SK Innovation pursuant to which the Company acquired, through its wholly owned subsidiary, Gulf United Energy de Colombia Ltd., the right to earn an undivided twelve and one-half percent (12.5%) participation interest in the CPO-4 block located in the Llanos Basin of Colombia.  The assignment of the interest in CPO-4 is conditioned upon the approval by the National Hydrocarbon Agency of Colombia (“ANH”) and the Republic of Korea. To date, we have not obtained the written approvals from the Republic of Korea or the ANH. The farmout agreement with SK Innovation, as amended, requires these approvals by April 30, 2012. Pursuant to the existing farmout with SK Innovation, if the Company does not receive the approvals by April 30, 2012, the agreement calls for a thirty day grace period during which the Company and SK Innovation have agreed to negotiate an amendment to the farmout agreement on mutually agreeable terms.   If the Company and SK Innovation are unable to agree upon any additional amendments during such thirty day grace period, SK Innovation has the right to terminate the farmout agreement. Management believes that it maintains good relations with SK Innovation and, as a result, should be able to negotiate any necessary amendments to the farmout agreement on mutually agreed economic terms in the event the approvals are not ultimately obtained.  Notwithstanding the above, if SK Innovation elects to exercise its termination right as the result of the failure to obtain the written approvals from the ANH or the Republic of Korea, the Company’s interest in Block CPO-4 will be deemed re-assigned back to SK Innovation, and the Company will have the right to have returned any amounts paid under the farmout agreement, without interest.  In such event, our business would be materially adversely affected.

SK Innovation serves as operator on CPO-4.  The Company is responsible for 25% of all future seismic acquisition costs and its pro-rata share of all other future costs with respect to CPO-4.  The commitments for Block CPO-4 reflect our plan to complete one well spudded on July 12, 2011 and to drill a second well during fiscal year 2012.  The current obligation on Block CPO-4 is $6.3 million which includes completing two wells at an estimated cost of $2.1 million, $0.3 million for joint operating costs and $3.9 million for past costs owed to Houston American Energy Corp. within 30 days following the approval of the assignment by the ANH.

The current obligation on Block CPO-4 is $6.3 million which includes completing two wells at an estimated cost of $2.1 million, $0.3 million for joint operating costs and $3.9 million for past costs owed to Houston American Energy Corp. within 30 days following the approval of the assignment by the ANH.

Assuming success on one or both of the initial two wells, the Company may commit to drilling additional wells.  Any drilling success may have associated revenues to offset additional costs.  During the year ended August 31, 2011, the Company capitalized $105,287 of interest into the CPO-4 property.

Peru Z-46

On July 13, 2010, the Company entered into a farmout agreement with SK Innovation pursuant to which the Company acquired, through its wholly owned subsidiary, Gulf United Energy Cuenca Trujillo Ltd., the right to earn an undivided forty percent (40%) participation interest in Block Z-46, an approximately 2.8 million acre offshore block in Peru.  SK Innovation, through its subsidiary SK Innovation Sucursal Peruana, serves as operator on Block Z-46. The assignment of the participation interest in Block Z-46 is conditioned upon the approval of the assignment by Perupetro.  The Company, with the assistance of SK Innovation, has completed the documentation required for the approval of the assignment; however confirmation of the approval has not yet been obtained. The farmout agreement with SK Innovation requires approval from Perupetro by November 30, 2011. The Company and SK Innovation have met to discuss possible amendments to the farmout agreement, which may include an extension to the approval date from Perupetro and/or deletion of the approval condition altogether as a result of a re-structured economic deal.  Pursuant to the existing farmout with SK Innovation, if the Company did not receive the Perupetro approval by November 30, 2011,the agreement calls for a thirty day grace period during which the Company and SK Innovation have agreed to negotiate an amendment to the farmout agreement on mutually agreeable terms.   If the Company and SK Innovation are unable to agree upon any additional amendments during such thirty day grace period, SK Innovation has the right to terminate the agreement commencing December 31, 2011. If SK Innovation elects to exercise its termination right, which will be effective as of December 31, 2011 assuming no new developments, the Company’s interest in Block Z-46 will be deemed re-assigned back to SK Innovation, and the Company will have the right to have returned any amounts paid under the farmout agreement, without interest ($5,626,488 has been paid through August 31, 2011).

Pursuant to the agreement, the Company will pay to SK Innovation approximately $2.9 million for past costs and expenses incurred through August 31, 2010.  The payment for past costs is due within thirty (30) days after receipt of the approval from Perupetro S.A.  The Company will also pay SK Innovation its proportionate share of joint operating costs estimated at $450,000 during fiscal 2012.  The Company may also be required to pay a proportionate share of seismic acquisition cost beginning in fiscal year 2013 and if the results of the 2-D seismic are positive, the Company will consider a 3-D seismic acquisition and drilling a well, increasing the future obligations on the block.

Peru Block XXIV and TEA

On July 31, 2010, the Company, entered into an amendment to the participation agreement with Upland, dated March 12, 2010, covering blocks XXIV Peru and the Peru TEA. Under the terms of the amendment, the Company paid $500,000 for the purchase of an undivided 5% working interest in Block XXIV and an undivided 2% working interest in the Peru TEA.  In addition to the $500,000 payment, the Company issued one million shares of the Company’s common stock to Upland.  The Company is responsible for its proportionate share of future costs incurred with respect to Block XXIV and TEA.  These costs are currently estimated to total $700,000 during fiscal 2012.

Related Party Transactions	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Note 9 - Related Party Transactions

As described in footnote 8 above, the Company and James M. Askew entered into an amendment to his consulting agreement pursuant to which the Company will pay Mr. Askew a monthly cash fee of $10,000 per month, beginning September 1, 2011 until the expiration or termination of the agreement.  During the six months ended February 29, 2012, Mr. Askew was paid $60,000 under his agreement and the Company recognized $59,043 in travel expenses payable to Mr. Askew.

Rodeo Resources, Ltd., a related party, was paid $15,011 in general and administrative expenses during the six months ended February 29, 2012.

Note 9.  Related Party Transactions

The Company and James Askew, the holder of over 5% of our outstanding shares of common stock, entered into a consulting agreement, dated July 11, 2011, pursuant to which he was issued 3,000,000 shares valued at $465,000 for general business development services.  The agreement was amended, effective September 1, 2011, under which the Company further agreed to pay Mr. Askew a monthly cash fee of $10,000 per month, beginning September 1, 2011 until the expiration or termination of the agreement.

The agreement was amended, effective September 1, 2011, under which the Company further agreed to pay Mr. Askew a monthly cash fee of $10,000 per month, beginning September 1, 2011 until the expiration or termination of the agreement.

In February 2011, Mr. John Eddie Williams was repaid the principal of $1 million plus $64,438 in interest related to a short-term note issued in April 2010 and Reese Minerals, Ltd. was repaid the principal of $750,000 plus $49,500 in interest related to a short-term note issued in April 2010.  Mr. Williams and Reese Minerals, Ltd. are both holders of over 5% of our outstanding shares of common stock.

Prior to Mr. Fluker becoming an executive officer of the Company in December 2011, the Company paid $57,000 to Chilcas International, Inc. (“Chilcas”), an entity in which Mr. Fluker is the sole shareholder for consulting services rendered.  In March 2010, Mr. Fluker was issued 3,000,000 restricted common shares valued at $30,000 as a partial payment for billings from Chilcas.

In December 2010, the Company issued to John Eddie Williams, Jr. and Reese Minerals, Ltd. 14% debentures in the aggregate principal amount of $3.8 million.  These debentures were paid in full in February 2011.  In fiscal year 2011, Mr. Williams and Reese Minerals, Ltd. were paid an aggregate of $51,014 of interest related to debentures.

Also in December 2010, the Company sold to John Eddie Williams and Reese Minerals Ltd. 1 million shares of common stock for an aggregate purchase price of $200,000.  Mr. Williams and Reese Minerals Ltd. were also issued 20 million shares each valued at $4,000,000 each pursuant to consulting agreements entered into in December 2010.

In March 2010, the Company entered into a debt conversion agreement with Mr. Askew, under which Mr. Askew converted $400,000 of outstanding debt into 40 million shares of Company common stock. Prior to conversion of the debt, Mr. Askew agreed to forgive all $631,444 of interest accrued on the debt through March 11, 2010. This note was paid in full in February 2011.  Mr. Askew was paid a total of $66,519 in interest during fiscal 2011.

The Company acquired the rights relating to each of its oil and gas interests by virtue of several assignments from certain of our executive officers, consisting of Messrs. Connally, Ford (through Rodeo Resources LP, a limited partnership in which Mr. Ford serves as the managing member of the general partner), Miller, and Mr. Askew (collectively the “Assignors”) occurring between March and July 2010.

In connection with the assignment of the interests in Block XXIV and the Peru TEA to the Company, the Company paid the Assignors a $600,000 fee by issuing each Assignor 15 million shares of the Company’s common stock.  The Assignors were also granted an aggregate 2% overriding royalty interest, proportionately reduced, on the Company’s interest in Block XXIV and the Peru TEA.  In connection with the assignment of the interests in Block CPO-4 to the Company, the Assignors were granted an aggregate 2% overriding royalty interest, proportionately reduced, on the Company’s interest in Block CPO-4.  In connection with the assignment of the interests in Block Z-46, the Company paid the Assignors a fee by issuing to each of the Assignors 14 million shares of the Company’s common stock.  The shares were valued at approximately $2,912,000. The Assignors were also granted an aggregate 2% overriding royalty interest, proportionately reduced, on the Company’s interest in Block Z-46.

In March 2010, Mr. Ford, through Rodeo Resources LP, was issued 300,000 shares of common stock in connection with the sale of Gulf United Energy del Peru Ltd. to the Company.  Gulf United Energy del Peru Ltd. is a wholly-owned subsidiary of the Company and holds the Company’s assets relating to Block XXIV and Peru TEA. Jim Ford, an executive officer of the Company, serves as the managing member of the general partner of Rodeo Resources, LP.

In January 2010, Mr. Fluker acquired 1 million shares of common stock for $10,000 cash in connection with the Company’s private placement.  Additionally, in January 2010, Rodeo Resources, LP and Mr. Miller each acquired 2,500,000 shares of common stock for $25,000 cash in connection with the Company’s private placement.

Also in December 2010, the Company sold to John Eddie Williams and Reese Minerals Ltd. 1 million shares of common stock for an aggregate purchase price of $200,000.  Mr. Williams and Reese Minerals Ltd. were also issued 20 million shares each valued at $4,000,000 each pursuant to consulting agreements entered into in December 2010.

Subsequent Events	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 10 – Subsequent Events

As reported in the Company’s Form 8-K dated March 2, 2012, conditions in the bottom-hole of the Tamandua-1 well, including extreme heat and sloughing shales, prevented the operator from casing or collecting additional evaluation data below 13,913 feet. SK Innovation had elected to test the C7 and the C9 sections of the Tamandua #1 well. The initial test results on the C-9 were incomplete due to conditions in the wellbore. The operator therefore elected to suspend testing in the C-9 section. Following the decision to set a plug in the C-9 section, the Company and the other non-operating working interest owner began testing procedures in the C-7 section. After the wellbore in the C-7 section had been sufficiently cleaned, a series of cased-hole logs were run.

On April 16, 2012, the Company was notified by the other non-operating working interest owner that, despite the Company's recommendation for further testing, it has elected to forgo further testing of the Tamandua #1 well. The Company has decided that it is impractical to pursue additional testing at its sole risk at this time. Given the fact that hydrocarbons were encountered in the wellbore, the Company has been informed by the operator that the well will be temporarily abandoned to allow re-entry for future testing and evaluation. The Company and the other working interest owners will now begin preparations to mobilize the rig to the second drill site on CPO-4.

Also as reported on the Company’s Form 8-K dated March 16, 2012, on March 13, 2012, the Company received a certificate of qualification from Perupetro, which sets forth Perupetro's determination that the Company has the legal, technical, economic, and financial capacity to assume the assignment from SK Innovation Co. Ltd. of the working interest in Block Z-46.  Receipt of the letter of qualification is a milestone in receiving the ultimate approval of the assignment to the Company of the working interest in Z-46, and is subject to official ratification and issuance of a Supreme Decree by the government of the Republic of Peru.

On April 19 and April 20, 2012, the Company consummated a private offering under 4(2) of the Securities Act of 1933, as amended, pursuant to which it sold to accredited investors 88,250,000 shares of its unregistered common stock at a purchase price of $0.08 per share for gross proceeds of $7,060,000 and net proceeds of approximately $6,802,000. The Company plans to file a registration statement related to these shares at the earliest practicable date.

Note 10 – Subsequent Events

Employment Agreements

On November 11, 2011, the Company entered into an employment agreement with Mr. David Pomerantz, the Company’s chief financial officer.  The initial term of the employment agreement begins November 1, 2011, will expire on July 11, 2012, and may be terminated at any time by the Company upon 30 days prior written notice.  Under the agreement, Mr. Pomerantz will be paid an annual salary of $200,000 and may earn bonuses at the sole discretion of the board of directors and will be eligible to participate in the Company’s benefit plans.  As an inducement to enter into the employment agreement, Mr. Pomerantz was granted a five year option to purchase up to 500,000 shares of common stock at $0.27 per share and 200,000 shares of restricted stock at $0.27 per share pursuant to the Company’s 2011 Stock Incentive Plan.  Both the options and the restricted stock vest 1/3 annually, beginning on the first anniversary of the grant date.

Consulting Agreements

Effective November 1, 2011, the Company entered into a one-year consulting agreements with John S. Beeson pursuant to which the consultant will provide advice to the board of directors relating to certain of the Company’s strategic and business development activities.  In consideration for providing the consulting services, the consultant will receive 500,000 shares of the Company’s restricted common stock valued at an estimated $58,500.

The Company and James M. Askew, a related party, entered into a consulting agreement, dated as of July 11, 2011.  Subsequently, because Mr. Askew will continue to spend significant time working on behalf of the Company, effective September 1, 2011, his consulting agreement was amended such that the Company will pay Mr. Askew a monthly cash fee of $10,000 per month, beginning September 1, 2011 until the expiration or termination of the agreement.

Issuances of common stock

Since August 31, 2011 and through November 25, 2011, the Company issued an aggregate of 5,100,000 shares with an aggregate value of $824,600 (all of which are shown as common stock subscribed as of August 31, 2011) of restricted common stock as follows: (i) 3,000,000 shares valued at $0.155 per share to James Askew, a related party, for strategic services rendered; (ii) 2,000,0000 shares valued at $0.1705 per share to Murray Roark for services rendered and; (iii) 100,000 shares valued at $0.186 per share to Chadd Mason for services rendered. The expense for these services was recorded during the year ended August 31, 2011.  In addition, the Company issued 500,000 restricted common shares valued at approximately $58,500 to John Beeson pursuant to his consulting agreement which was effective as of November 1, 2011.

Supplemental Disclosures Consolidated Statements of Cash Flows	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Supplemental Disclosures Consolidated Statements Of Cash Flows
Supplemental Disclosures - Consolidated Statements of Cash Flows
Note 11 – Supplemental Disclosures – Consolidated Statements of Cash Flows

Supplemental Disclosure of Non-Cash, Investing and Financing Activities:

	Six montbs ended Febuary,		Period From Inception Through
	2012	2011	February 29, 2012

Investment advances paid from shareholder loans	$-	$-	$1,263,985
Capital stock issued for investment in joint venture projects	$-	$-	$687,225
Capital stock issued or subscribed for services	$19,500	$8,511,800	$9,977,605
Capital stock issued for prepaid expenses/services	$39,000	$-	$39,000
Capital stock issued for oil and gas properties	$-	$90,000	$3,646,000
Capital stock issued or subscribed in connection with short-term notes	$-	$623,232	$1,809,023
Interest forgiven on shareholder loan payable	$-	$-	$631,444
Capital stock issued in conversion of shareholder loan	$-	$-	$400,000
Capital expenditures acquired with accounts payable	$-	$-	$31,282

Settlement of loan payable by assignment of investment:
Loan payable	$-	$-	$(200,000)
Investment	$-	$-	$200,000
Warrants issued for non-employee compensation	$-	$464,831	$455,178
Supplemental Disclosure of Cash Flow Information:
Cash paid for:
Interest	$112,000	$328,970	$507,714
Income taxes	$-	$-	$-

Note 11 –  Supplemental Disclosures – Consolidated Statements of Cash Flows

Supplemental Disclosure of Non-Cash and Financing Activities:

	Twelve Months Ended	Twelve Months Ended	Period From Inception Through
	August 31, 2010	August 31, 2011	August 31, 2011

Investment advances paid from shareholder loans	$-	$-	$1,263,985
Capital stock issued for investment in joint venture projects	$-	$-	$687,225
Capital stock issued or subscribed for expenses	$9,706,005	$-	$9,898,605
Capital stock issued for prepaid expenses	$-	$-	$20,000
Capital stock issued for oil and gas properties	$90,000	$-	$3,646,000
Capital stock issued or subscribed in connection with short-term notes	$623,232	$-	$1,809,023
Interest forgiven on shareholder loan payable	$-	$-	$631,444
Capital stock issued in conversion of shareholder loan	$-	$-	$400,000
Capital expenditures acquired with accounts payable	$-	$-	$31,282

Settlement of loan payable by assignment of investment:
Loan payable	$-	$-	$(200,000)
Investment	$-	$-	$200,000
Warrants issued for non-employee compensation	$455,178	$-	$455,178
Supplemental Disclosure of Cash Flow Information:
Cash paid for:
Interest	$361,080	$-	$395,714
Income taxes	$-	$-	$-